INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2020
INCOME TAX
Schedule of components of the income tax expenses (benefit)

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Current	683,828	5,596,753	10,610,067
Deferred	3,584,903	(3,724,081)	415,623

Total	4,268,731	1,872,672	11,025,690

Schedule of net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Advertising expenses	406,072	3,721,177
Provision for loan loss	3,987,604	271,056
Net operating loss carry forwards	3,077,622	5,683
Total deferred tax assets	7,471,298	3,997,916
Less: Valuation allowance	(7,471,298)	(276,739)
Total net deferred tax assets	—	3,721,177

Schedule of Reconciliation of the PRC statutory rates to the company's effective tax rate

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
PRC Income tax statutory rate	25%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(3.0)%	(48.1)%	(10.7)%
Effect of withholding income tax	(28.4)%	17.8%	—
Non-deductible expenses and others		30.6%	0.1%
Effective tax rate	(6.4)%	25.3%	14.4%

Schedule aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
The aggregate amount of tax holiday and preferential tax rate	—	2,642,450	8,157,429
The aggregate effect on basic and diluted net income per share:
- Basic	—	0.06	0.18
- Diluted	—	0.05	0.17